Fair Value Measurements - Schedule of table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis (Details) - Fair Value, Nonrecurring [Member] - CNY (¥)
		Dec. 31, 2024	Dec. 31, 2023
Assets
Total Assets		¥ 3,747,684,872	¥ 2,537,608,232
Liabilities
Total Liabilities		4,197,264	57,132,678
Level 1 [Member]
Assets
Total Assets
Liabilities
Total Liabilities
Level 2 [Member]
Assets
Total Assets		3,747,684,872	2,537,608,232
Liabilities
Total Liabilities
Level 3 [Member]
Assets
Total Assets
Liabilities
Total Liabilities		4,197,264	57,132,678
Loans [Member]
Assets
Total Assets	[1]	204,920,625	28,016,224
Loans [Member] | Level 1 [Member]
Assets
Total Assets	[1]
Loans [Member] | Level 2 [Member]
Assets
Total Assets	[1]	204,920,625	28,016,224
Loans [Member] | Level 3 [Member]
Assets
Total Assets	[1]
Loans held-for-sale [Member]
Assets
Total Assets	[2]	3,529,585,983	2,471,413,744
Loans held-for-sale [Member] | Level 1 [Member]
Assets
Total Assets	[2]
Loans held-for-sale [Member] | Level 2 [Member]
Assets
Total Assets	[2]	3,529,585,983	2,471,413,744
Loans held-for-sale [Member] | Level 3 [Member]
Assets
Total Assets	[2]
Equity securities [Member]
Assets
Total Assets	[3]	13,178,264	38,178,264
Equity securities [Member] | Level 1 [Member]
Assets
Total Assets	[3]
Equity securities [Member] | Level 2 [Member]
Assets
Total Assets	[3]	13,178,264	38,178,264
Equity securities [Member] | Level 3 [Member]
Assets
Total Assets	[3]
Guarantee liabilities [Member]
Liabilities
Total Liabilities	[4]	4,197,264	57,132,678
Guarantee liabilities [Member] | Level 1 [Member]
Liabilities
Total Liabilities	[4]
Guarantee liabilities [Member] | Level 2 [Member]
Liabilities
Total Liabilities	[4]
Guarantee liabilities [Member] | Level 3 [Member]
Liabilities
Total Liabilities	[4]	¥ 4,197,264	¥ 57,132,678

[1]	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
[2]	Loans held-for-sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.
[3]	Non-marketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.
[4]	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.